Statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents
(1) Details of cash and cash equivalents are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Cash	1,611,282	1,742,449
Foreign currencies	514,565	503,205
Demand deposits	7,314,353	5,161,529
Fixed deposits	550,783	158,635

Total	9,990,983	7,565,818

Summary of Significant transactions of investing activities and financing activities not involving cash inflows and outflows
(2) Significant transactions of investing activities and financing activities not involving cash inflows and outflows are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	(14,141)	59,360	(150,327)
Changes in other comprehensive income related to valuation of investments in joint ventures and associates	613	(2,298)	1,526
Changes in other comprehensive income related to valuation loss on cash flow hedge	(1,823)	4,420	7,107
Changes in financial assets at FVTOCI due to debt-for-equity swap	96,527	3,575	79
Changes in the investments in joint ventures and associates due to the transfer of assets held-for-sale	651	(50,411)	(52)
Changes in financial assets at FVTPL and assets held-for-sale	—	(2,385)	—
Transfer from property, plant and equipment to assets held-for-sale	(95)	—	(12,852)
Transfer of investment properties and premises and equipment	166,892	30,431	6,095
Changes in account payables related to intangible assets	29,705	(11,639)	(11,640)
Changes in right-of-use assets and lease liabilities	692,103	222,587	150,644
Comprehensive stock exchange	581,609	—	64,301
Changes in other comprehensive income related to foreign operation translation	—	(153,472)	246,808

Summary of Adjustments of liabilities from financing activities
(3) Adjustments of liabilities from financing activities in current and prior year are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
	Beginning balance	Cash flow	Not involving cash inflows and outflows				Ending balance
			Foreign Exchange	Variation of gains on valuation of hedged items	Business Combination	Others(*)
Borrowings	18,998,920	2,033,851	(586,215)	—	298,854	56	20,745,466
Debentures	30,858,055	913,836	(290,041)	58,861	5,980,746	(42,099)	37,479,358
Lease liabilities	419,045	(204,794)	(5,141)	—	3,751	194,570	407,431

Other liabilities	23,909	3,971	—	—	—	(1,526)	26,354

Total	50,299,929	2,746,864	(881,397)	58,861	6,283,351	151,001	58,658,609

(*)	The change in lease liabilities due to the new contract includes 231,325 million Won.

	For the year ended December 31, 2021
	Beginning balance	Cash flow	Not involving cash inflows and outflows			Ending balance
			Foreign Exchange	Variation of gains on valuation of hedged items	Others (*)
Borrowings	20,745,466	3,199,712	804,649	—	5,632	24,755,459
Debentures	37,479,358	6,893,661	392,077	(104,306)	(6,926)	44,653,864
Lease liabilities	407,431	(177,593)	10,950	—	102,425	343,213
Other liabilities	26,354	14,173	—	—	(13,620)	26,907

Total	58,658,609	9,929,953	1,207,676	(104,306)	87,511	69,779,443

(*)	The change in lease liabilities due to the new contract includes 189,660 million Won.